Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2023
Registrant Name	dei_EntityRegistrantName	FIDELITY MT VERNON STREET TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000707823
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 01, 2024
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2024
Prospectus Date	rr_ProspectusDate	Jan. 29, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A